Annual Operating Expenses - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - Fidelity Advisor Growth & Income Fund	Jan. 29, 2024
Fidelity Advisor Growth & Income Fund - Class A
Operating Expenses:
Management fee	0.42%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.23%	[1]
Total annual operating expenses	0.90%
Fidelity Advisor Growth & Income Fund - Class C
Operating Expenses:
Management fee	0.42%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.25%
Total annual operating expenses	1.67%
Fidelity Advisor Growth & Income Fund - Class M
Operating Expenses:
Management fee	0.42%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.23%
Total annual operating expenses	1.15%
Fidelity Advisor Growth & Income Fund - Class I
Operating Expenses:
Management fee	0.42%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.25%	[1]
Total annual operating expenses	0.67%
Fidelity Advisor Growth & Income Fund - Class Z
Operating Expenses:
Management fee	0.42%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.52%

[1]	AAdjusted to reflect current fees.